Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000256565
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%
T. Rowe Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Regulatory Benchmark
Average Annual Return, Percent	20.56%
T. Rowe Index: CBOE S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategy Benchmark
Average Annual Return, Percent	11.54%